Contractual Commitments and Contingencies - Contingencies (Details) - USD ($)	Jun. 30, 2018	Apr. 23, 2018	Dec. 31, 2017	Feb. 20, 2014
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 285,000,000		$ 298,000,000
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	97,000,000		97,000,000	$ 97,000,000
Litigation | Newmont Mining Co. Litigation
Disclosure of contingent liabilities [line items]
Contingent liabilities	0		0
Other tax disputes | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	21,000,000		24,000,000
Tax dispute | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	21,000,000		24,000,000
Tax dispute | AngloGold Ashanti Colombia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	149,000,000		150,000,000
Tax dispute | Columbian Tax Office Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	21,000,000		21,000,000
Tax dispute | Columbian Tax Office Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	128,000,000	$ 15,000,000	129,000,000
Tax dispute | Cerro Vanguardia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	18,000,000		27,000,000
Tax dispute | Argentina Tax Authority Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,000,000		6,000,000
Tax dispute | Argentina Tax Authority Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	14,000,000		21,000,000
Groundwater pollution | Groundwater contamination plumes
Disclosure of contingent liabilities [line items]
Contingent liabilities	0		0
Groundwater pollution | Deep groundwater pollution
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0		$ 0